Depreciation, Amortization And Impairment - Summary Of Detailed Information About Depreciation Amortization And Impairment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Depreciation Amortization And Imapirment [Abstract]
Depreciation and impairment of property, plant and equipment (see Note 12)	$ 14,353	$ 9,807	$ 10,666
Depreciation of right of use assets (see Note 13)	8,913	9,869	8,699
Amortization and impairment of intangible assets (see Note 15)	2,723	3,488	4,916
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss	$ 25,989	$ 23,164	$ 24,281